INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished equipment	$ 408.1	$ 478.4
Replacement parts	160.8	143.3
Work-in-process	78.7	86.5
Raw materials and supplies	200.1	210.7
Inventories	847.7	918.9
Inventory reserves	$ 53.2	$ 49.8